Share Capital and Dividends - Summary of Shares Converted After Acquisition (Details) - CAD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Nov. 02, 2018	Nov. 01, 2018	Mar. 31, 2018	Mar. 31, 2017
Disclosure of classes of share capital [line items]
Ending balance (in shares)	58,073,517	55,665,476			25,951,311	24,601,490
Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Ending balance before business acquisition (in shares)				30,946,405
Subordinate Voting Shares issued on business acquisition (in shares)				17,458,348
Ending balance (in shares)		48,496,492	48,404,753	48,404,753
Ending balance before business acquisition				$ 104,412
Subordinate Voting Shares issued on business acquisition (note 3)				78,364
Ending balance				$ 182,776
Subordinate Voting Shares | Class A
Disclosure of classes of share capital [line items]
Ending balance before business acquisition (in shares)				24,104,841
Ending balance before business acquisition				$ 84,315
Subordinate Voting Shares | Class A CRCD
Disclosure of classes of share capital [line items]
Ending balance before business acquisition (in shares)				1,773,212
Ending balance before business acquisition				$ 5,250
Subordinate Voting Shares | Class A IQ
Disclosure of classes of share capital [line items]
Ending balance before business acquisition (in shares)				1,637,204
Ending balance before business acquisition				$ 4,847
Subordinate Voting Shares | Class AA
Disclosure of classes of share capital [line items]
Ending balance before business acquisition (in shares)				0
Ending balance before business acquisition				$ 0
Subordinate Voting Shares | Class J
Disclosure of classes of share capital [line items]
Ending balance before business acquisition (in shares)				1,742,342
Ending balance before business acquisition				$ 5,000
Subordinate Voting Shares | Class K
Disclosure of classes of share capital [line items]
Ending balance before business acquisition (in shares)				1,182,164
Ending balance before business acquisition				$ 3,500
Subordinate Voting Shares | Class L
Disclosure of classes of share capital [line items]
Ending balance before business acquisition (in shares)				506,642
Ending balance before business acquisition				$ 1,500
Multiple Voting Shares
Disclosure of classes of share capital [line items]
Ending balance before business acquisition (in shares)				7,168,984
Subordinate Voting Shares issued on business acquisition (in shares)				0
Ending balance (in shares)		7,168,984	7,168,984	7,168,984
Ending balance before business acquisition				$ 3,515
Subordinate Voting Shares issued on business acquisition (note 3)				0
Ending balance				$ 3,515
Multiple Voting Shares | Class A
Disclosure of classes of share capital [line items]
Ending balance before business acquisition (in shares)				0
Ending balance before business acquisition				$ 0
Multiple Voting Shares | Class A CRCD
Disclosure of classes of share capital [line items]
Ending balance before business acquisition (in shares)				0
Ending balance before business acquisition				$ 0
Multiple Voting Shares | Class A IQ
Disclosure of classes of share capital [line items]
Ending balance before business acquisition (in shares)				0
Ending balance before business acquisition				$ 0
Multiple Voting Shares | Class AA
Disclosure of classes of share capital [line items]
Ending balance before business acquisition (in shares)				7,168,984
Ending balance before business acquisition				$ 3,515
Multiple Voting Shares | Class J
Disclosure of classes of share capital [line items]
Ending balance before business acquisition (in shares)				0
Ending balance before business acquisition				$ 0
Multiple Voting Shares | Class K
Disclosure of classes of share capital [line items]
Ending balance before business acquisition (in shares)				0
Ending balance before business acquisition				$ 0
Multiple Voting Shares | Class L
Disclosure of classes of share capital [line items]
Ending balance before business acquisition (in shares)				0
Ending balance before business acquisition				$ 0